UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland July 26, 2010

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	44

Form 13F Information Table Value Total:	95395

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express Co.           COM              025816109     3087    77765 SH       SOLE                    77765
Amgen Inc.                     COM              031162100     1763    33520 SH       SOLE                    33520
Apple Inc.                     COM              037833100     5189    20629 SH       SOLE                    20629
Applied Materials Inc.         COM              038222105     1217   101250 SH       SOLE                   101250
Bank of America Corp           COM              060505104     1625   113101 SH       SOLE                   113101
Bristol-Myers Squibb Co.       COM              110122108     2396    96058 SH       SOLE                    96058
CNO Finl Group Inc Com         COM              12621E103       98    19700 SH       SOLE                    19700
Capital One Financial Corp.    COM              14040H105      291     7220 SH       SOLE                     7220
Caterpillar Inc                COM              149123101      237     3945 SH       SOLE                     3945
Cisco Systems Inc.             COM              17275R102     2082    97700 SH       SOLE                    97700
Citigroup, Inc.                COM              172967101      712   189400 SH       SOLE                   189400
Costco Wholesale Corp          COM              22160K105     3353    61150 SH       SOLE                    61150
Deere & Company                COM              244199105      278     5000 SH       SOLE                     5000
Discover Financial Services    COM              254709108     2295   164150 SH       SOLE                   164150
DuPont de Nemours & Co.        COM              263534109     2360    68225 SH       SOLE                    68225
EMC Corporation                COM              268648102     3890   212560 SH       SOLE                   212560
Energy Transfer Partners LP    COM              29273R109     1592    34300 SH       SOLE                    34300
Exxon Mobil Corporation        COM              30231G102     2883    50518 SH       SOLE                    50518
Flextronics International Ltd. COM              Y2573F102     2807   501185 SH       SOLE                   501185
General Electric Co            COM              369604103     2163   150027 SH       SOLE                   150027
Hartford Financial Services    COM              416515104     3462   156444 SH       SOLE                   156444
Honeywell Intl Inc             COM              438516106     2823    72324 SH       SOLE                    72324
IBM Corp                       COM              459200101     5507    44595 SH       SOLE                    44595
Illinois Tool Works Inc.       COM              452308109      485    11755 SH       SOLE                    11755
Intel Corporation              COM              458140100     4157   213744 SH       SOLE                   213744
JPMorgan Chase & Co            COM              46625H100     2816    76929 SH       SOLE                    76929
Legg Mason Inc.                COM              524901105     2997   106915 SH       SOLE                   106915
Lowes Companies Inc.           COM              548661107     2904   142213 SH       SOLE                   142213
Micron Technology Inc          COM              595112103     1179   138860 SH       SOLE                   138860
Microsoft Corporation          COM              594918104     2373   103123 SH       SOLE                   103123
Motorola Inc.                  COM              620076109      675   103517 SH       SOLE                   103517
Nokia Corporation              COM              654902204      820   100600 SH       SOLE                   100600
Pfizer Inc.                    COM              717081103     1584   111058 SH       SOLE                   111058
Seagate Technology             COM              G7945J104      528    40510 SH       SOLE                    40510
Telkonet, Inc.                 COM              879604106      188  1567700 SH       SOLE                  1567700
Teva Pharmaceutical            COM              881624209     3060    58853 SH       SOLE                    58853
Texas Instruments, Inc.        COM              882508104     2923   125550 SH       SOLE                   125550
Tractor Supply Co.             COM              892356106     1632    26775 SH       SOLE                    26775
Verizon Communications, Inc.   COM              92343V104     3309   118112 SH       SOLE                   118112
Wells Fargo & Co               COM              949746101     2472    96557 SH       SOLE                    96557
Windstream Corporation         COM              97381W104     2333   220900 SH       SOLE                   220900
Wyndham Worldwide Corp         COM              98310W108     4025   199865 SH       SOLE                   199865
eBay Inc.                      COM              278642103     2825   144075 SH       SOLE                   144075
Storage Computer Corp.                          86211A101        0   114275 SH       SOLE                   114275